Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost of foreign currencies	$ 3,092,994	$ 7,615,973
Redeemable capital Shares, par value
Redeemable capital Shares, issued	1,000,000	1,800,000
Redeemable capital Shares, outstanding	1,000,000	1,800,000